Provisions - Spanish Entities - Funding Status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Total defined benefit expenses recognized in the consolidated income statements	€ 88	€ 81	€ 96
Actuarial gains and losses on defined benefit pension plans	(157)	(1,172)	695
Domestic defined benefit plans [member]
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Actuarial gains and losses on defined benefit pension plans	41	141	145
Post-Employment Plans
Disclosure of net defined benefit liability (asset) [line items]
To current employees	138	50	48	€ 62	€ 50
Vested obligations to retired employees	5,662	4,423	4,551	4,708	4,483
Other	112	383	380	307	257
Present value of the obligations	5,912	4,856	4,979	5,077	4,790
Fair value of plan assets	1,640	157	157	167	157
Provisions - Provisions for pensions	4,272	4,699	4,822	4,910	4,633
Internal provisions for pensions	4,036	4,432	4,524	4,565	4,293
Insurance contracts linked to pensions	238	269	299	345	342
Unrecognized net assets for pensions	(2)	(2)	(1)		(2)
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	16	11	12
Interest cost	79	91	100
Expected return on insurance contracts linked to pensions	(4)	(5)	(6)
Past service cost		6	4
Pre-retirement cost		6	4
Other	(2)	(21)	(28)
Total defined benefit expenses recognized in the consolidated income statements	89	88	86
Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
To pre-retirees	1,647	1,644	1,801	2,220	2,149
Long-service bonuses and other benefits	13	13	12	13	11
Other				4	1
Present value of the obligations	1,660	1,657	1,813	2,237	2,161
Fair value of plan assets	17
Provisions - Provisions for pensions	1,643	1,657	1,813	2,237	2,161
Internal provisions for pensions	1,642	1,657	1,813	€ 2,237	€ 2,161
Insurance contracts linked to pensions	1
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	1	1	2
Interest cost	21	27	37
Actuarial (gains)/losses recognized in the year	13	6	(8)
Pre-retirement cost	248	355	213
Other		(1)	(33)
Total defined benefit expenses recognized in the consolidated income statements	€ 283	€ 388	€ 211